S000009418 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Health Care Providers Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(7.55%)	4.75%	8.70%
iShares U.S. Healthcare Providers ETF
Prospectus [Line Items]
Average Annual Return, Percent		(7.88%)	4.38%	8.29%
Performance Inception Date					May 01, 2006
iShares U.S. Healthcare Providers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.04%)	4.20%	8.06%
iShares U.S. Healthcare Providers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.52%)	3.41%	6.74%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.